Related Parties (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 A Construir [Member]	Dec. 31, 2013 Santa Maria Del Mar SA [Member]	Apr. 16, 2014 Company Foundation [Member]
Related Party Transactions [Line Items]
Guarantor Obligations, Current Carrying Value	$ 519	$ 163	$ 300